Accounting Policies - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Easements and Water Rights
Accounting Policies [Line Items]
Intangible assets with indefinite useful lives amount	$ 7,241,069	$ 6,555,491
Weighted Average | Computer Software
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years
Bottom of Range
Accounting Policies [Line Items]
Pre-tax discount rates	8.60%	8.20%
Profit for each period absorbed, percentage	30.00%
Top of Range
Accounting Policies [Line Items]
Pre-tax discount rates	10.90%	11.00%
Impairment of non-financial assets
Accounting Policies [Line Items]
Cash flow projection period	3 years
Impairment of non-financial assets | Bottom of Range
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	2.30%	2.30%
Impairment of non-financial assets | Top of Range
Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%	3.30%
Cash flow hedge
Accounting Policies [Line Items]
Cash flow projection period	10 years